Schedule of Performance Rights Granted During Period as Share Based Payments (Details)	12 Months Ended
Jun. 30, 2024 shares $ / shares
Class A performance rights [member]
IfrsStatementLineItems [Line Items]
Grant date	24/11/2021
Expiry date	24/11/2026
Price at grant date | $ / shares	$ 1.30
Granted	600,000
Exercised
Expired/Lapsed/other
Balance at the end of the year	600,000
Class B performance rights [member]
IfrsStatementLineItems [Line Items]
Grant date	24/11/2021
Expiry date	24/11/2026
Price at grant date | $ / shares	$ 1.30
Granted	600,000
Exercised
Expired/Lapsed/other
Balance at the end of the year	600,000
Class C performance rights [member]
IfrsStatementLineItems [Line Items]
Grant date	24/11/2021
Expiry date	24/11/2026
Price at grant date | $ / shares	$ 1.30
Granted	1,200,000
Exercised
Expired/Lapsed/other
Balance at the end of the year	1,200,000